CONTINGENT LIABILITIES	3 Months Ended
Dec. 31, 2025
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

18.CONTINGENT LIABILITIES

Netherlands Preliminary Tax Assessment - On February 15, 2017, the Company received an income tax reassessment from the Netherlands tax authority reassessing the Company’s subsidiary KRBV for an amount payable of 3.3 million euros (CAD$5 million). This reassessment was pursuant to management challenging an earlier preliminary assessment for an amount payable by KRBV of 11.4 million euros. The preliminary tax assessment and the reassessment were both issued before KRBV had filed its 2016 tax return and as such are based on incomplete information. The 2016 tax return has since been filed. It is management’s opinion that the assessed amount payable of 3.3 million euros (CAD$5 million) continues to be an over assessment. The Netherlands Tax Authority has again issued a preliminary assessment, and the Company has filed a notice of objection to this assessment. The Company believes that the tax collection period of tax debts has expired, however, it is possible that the recovery period for any taxes that could be owed may have been extended. As a result, no provision has been made for this reassessment in these financial statements.